SHORT-TERM AND LONG-TERM DEBT	12 Months Ended
Dec. 31, 2013
Long-term Debt, by Current and Noncurrent [Abstract]
SHORT-TERM AND LONG-TERM DEBT
SHORT-TERM AND LONG-TERM DEBT

(in thousands of $)	2013	2012
Short-term and long-term debt:
8.5% Senior Notes due 2013	—	247,766
Norwegian kroner 500 million senior unsecured floating rate bonds due 2014	71,854	78,505
3.75% senior unsecured convertible bonds due 2016	125,000	125,000
Norwegian kroner 600 million senior unsecured floating rate bonds due 2017	92,843	107,910
3.25% senior unsecured convertible bonds due 2018	350,000	—
U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2021	1,097,182	1,272,019
	1,736,879	1,831,200
Less: short-term debt and current portion of long-term debt	(389,888)	(157,689)
	1,346,991	1,673,511

 The outstanding debt as of December 31, 2013, is repayable as follows:

(in thousands of $) Year ending December 31
2014	389,888
2015	223,850
2016	184,505
2017	173,717
2018	474,680
Thereafter	290,239
Total debt	1,736,879

The weighted average interest rate for floating rate debt denominated in U.S. dollars and Norwegian kroner ("NOK") as at December 31, 2013, was 4.86% per annum (2012: 4.17%). These rates take into consideration the effect of related interest rate swaps. At December 31, 2013, the three month dollar LIBOR was 0.246% (2012: 0.306%) and the three month Norwegian Interbank Offered Rate ("NIBOR") was 1.69% (2012: 1.83%).

8.5% Senior Notes due 2013
On December 15, 2003, the Company issued $580 million of 8.5% Senior Notes. In 2004, 2005 and 2006, the Company bought back and canceled notes with an aggregate principal amount of $130.9 million. No notes were bought in 2007 and 2008. In 2009, 2010, 2011 and 2012 the Company purchased notes with principal amounts totaling 201.3 million, which at December 31, 2012, were being held as treasury notes. Thus, the net amount outstanding at December 31, 2012, was $247.8 million. All outstanding notes were redeemed in full on March 1, 2013. Losses of $1.1 million and $122,000 were recorded on the purchases in 2013 and 2012, respectively, and a gain of $0.5 million was recorded on the purchases in 2011.The redemption of the outstanding notes in 2013 was partly funded by the issue in January 2013 of $350 million 3.25% senior unsecured convertible bonds due 2018 (see below).

NOK500 million senior unsecured bonds due 2014
On October 7, 2010, the Company issued a senior unsecured bond loan totaling NOK500.0 million in the Norwegian credit markets. The bonds bear quarterly interest at NIBOR plus a margin and are redeemable in full on April 7, 2014. The bonds may, in their entirety, be redeemed at the Company's option from October 7, 2013, until April 6, 2014, upon giving bondholders at least 30 business days notice and paying 100.50% of par value plus accrued interest. Subsequent to their issue, the Company purchased bonds with principal amounts totaling NOK10.0 million in 2012, NOK13.0 million in 2011 and NOK40.5 million in 2010, which are being held as treasury bonds. The net amount outstanding at December 31, 2013, was NOK436.5 million, equivalent to $71.9 million (2012: NOK436.5 million, equivalent to $78.5 million).

3.75% senior unsecured convertible bonds due 2016
On February 10, 2011, the Company issued a senior unsecured convertible bond loan totaling $125 million. Interest on the bonds is fixed at 3.75% per annum and is payable in cash semi-annually in arrears on February 10 and August 10. The bonds are convertible into Ship Finance International Limited common shares at any time up to 10 banking days prior to February 10, 2016. The conversion price at the time of issue was $27.05 per share, representing a 35% premium to the share price at the time. Since then, dividend distributions have reduced the conversion price to $19.78. The Company has the right to call the bonds after March 3, 2014, if the value of the shares underlying each bond exceeds, for a specified period of time, 130% of the principal amount of the bond.

NOK600 million senior unsecured bonds due 2017
On October 19, 2012, the Company issued a senior unsecured bond loan totaling NOK600 million in the Norwegian credit market. The bonds bear quarterly interest at NIBOR plus a margin and are redeemable in full on October 19, 2017. The bonds may, in their entirety, be redeemed at the Company's option from April 19, 2017, upon giving bondholders at least 30 business days notice and paying 100.50% of par value plus accrued interest. Subsequent to their issue, the Company purchased bonds with principal amounts totaling NOK36.0 million in 2013, which are being held as treasury bonds. A loss of $108,000 was recorded on the purchase. The net amount outstanding at December 31, 2013, was NOK564 million, equivalent to $92.8 million (2012: NOK600 million, equivalent to $107.9 million).

3.25% senior unsecured convertible bonds due 2018
On January 30, 2013, the Company issued a senior unsecured convertible bond loan totaling $350 million. Interest on the bonds is fixed at 3.25% per annum and is payable in cash quarterly in arrears on February 1, May 1, August 1, and November 1. The bonds are convertible into Ship Finance International Limited common shares at any time up to ten banking days prior to February 1, 2018. The conversion price at the time of issue was $21.945 per share, representing a 33% premium to the share price at the time. Since then, dividend distributions have reduced the conversion price to $19.9814 per share. In conjunction with the bond issue, the Company loaned up to 6,060,606 of its common shares to an affiliate of one of the underwriters of the issue, in order to assist investors in the bonds to hedge their position. The shares that were lent by the Company were borrowed from Hemen Holding Ltd., the largest shareholder of the Company, for a one-time loan fee of $1.0 million.

As required by ASC 470-20 "Debt with conversion and other options", the Company calculated the equity component of the convertible bond, taking into account both the fair value of the conversion option and the fair value of the share lending arrangement. The equity component was valued at $20.7 million and this amount was recorded as "Additional paid-in capital", with a corresponding adjustment to "Deferred charges" which are amortized to "Interest expense" over the appropriate period. The amortization of this item amounted to $3.9 million in the year ended December 31, 2013.

$210 million secured term loan facility
In April 2006, five wholly-owned subsidiaries of the Company entered into a $210 million secured term loan facility with a syndicate of banks to partly fund the acquisition of five new container vessels. The terms of the loan were initially linked to long-term charters of the vessels, and the Company did not provide a corporate guarantee for the facility. In April 2012, those long-term charters were terminated and the terms of the loan agreement were amended. Although the facility continues without recourse to the Company, as part of the amended agreement the Company now guarantees that revenues received by the vessel-owning subsidiaries will achieve certain minimum levels for each vessel. This performance guarantee has been reduced to a maximum of $18.2 million in aggregate as of December 31, 2013. The facility bears interest at LIBOR plus a margin and has a term of twelve years from the date of drawdown for each vessel. The net amount outstanding at December 31, 2013, was $174.8 million (2012: $174.8 million).

$149 million secured term loan facility
In August 2007, five wholly-owned subsidiaries of the Company entered into a $149 million secured term loan facility with a syndicate of banks. The proceeds of the facility were used to partly fund the acquisition of five new offshore supply vessels. One of the vessels was sold in January 2008 and the loan facility now relates to the remaining four vessels. The Company has provided a limited corporate guarantee for this facility. The facility bears interest at LIBOR plus a margin and has a term of seven years. The net amount outstanding at December 31, 2013, was $73.9 million (2012: $82.4 million).

$77 million secured term loan facility
In January 2008, two wholly-owned subsidiaries of the Company entered into a $77 million secured term loan facility with a syndicate of banks. The proceeds of the facility were used to partly fund the acquisition of two offshore supply vessels. The Company has provided a limited corporate guarantee for this facility. The facility bears interest at LIBOR plus a margin and has a term of seven years. The net amount outstanding at December 31, 2013, was $39.1 million (2012: $45.5 million).

$30 million secured revolving credit facility
In February 2008, a wholly-owned subsidiary of the Company entered into a $30 million secured revolving credit facility with a bank. The proceeds of the facility were used to partly fund the acquisition of a 1,700 TEU container vessel. The facility bears interest at LIBOR plus a margin and has a term of seven years. At December 31, 2013, the available amount under the facility was fully drawn. The net amount outstanding at December 31, 2013, was $5.0 million (2012: $7.0 million).

$49 million secured term loan and revolving credit facility
In March 2008, two wholly-owned subsidiaries of the Company entered into a $49 million secured term loan facility with a bank. The proceeds of the facility were used to partly fund the acquisition of two newbuilding chemical tankers. The Company has provided a limited corporate guarantee for this facility. The facility bears interest at LIBOR plus a margin and has a term of ten years. In June 2011, the terms of the facility were amended such that part of the loan was transformed into a revolving credit facility. At December 31, 2013, the amount available under the revolving part of the facility was $1.9 million (2012: $nil). The net amount outstanding at December 31, 2013, was $25.6 million (2012: $29.3 million).

$58 million secured revolving credit facility
In September 2008, two wholly-owned subsidiaries of the Company entered into a $58 million secured revolving credit facility with a syndicate of banks. The proceeds of the facility were secured against two 1,700 TEU container vessels. The facility, which bore interest at LIBOR plus a margin and had a term of five years, was fully repaid in the year ended December 31, 2013. The net amount outstanding at December 31, 2012 was $23.0 million.

$43 million secured term loan facility
In February 2010, a wholly-owned subsidiary of the Company entered into a $42.6 million secured term loan facility with a bank, secured against a Suezmax tanker. The facility bears interest at LIBOR plus a margin and has a term of approximately five years. The net amount outstanding at December 31, 2013, was $32.0 million (2012: $34.8 million).

$725 million secured term loan and revolving credit facility
In March 2010, the Company entered into a $725 million secured term loan and revolving credit facility with a syndicate of banks, secured against 26 vessels chartered to Frontline. Nine of the vessels were sold during 2011, 2012 and 2013, and the facility is secured against the remaining 17 vessels at December 31, 2013. The facility bears interest at LIBOR plus a margin and is repayable over a term of five years. The net amount outstanding at December 31, 2013, was $158.8 million (2012: $313.0 million). The available amount under the revolving part of the facility at December 31, 2013 was $119.7 million (2012: $36.3 million).

$43 million secured term loan facility
In March 2010, a wholly-owned subsidiary of the Company entered into a $42.6 million secured term loan facility with a bank, secured against a Suezmax tanker. The facility bears interest at LIBOR plus a margin and has a term of five years. The net amount outstanding at December 31, 2013, was $32.0 million (2012: $34.8 million).

$54 million secured term loan facility
In November 2010, two wholly-owned subsidiaries of the Company entered into a $53.7 million secured term loan facility with a bank, secured against two Supramax drybulk carriers. The Company has provided a limited corporate guarantee for this facility. The facility bears interest at LIBOR plus a margin and has a term of eight years. The net amount outstanding at December 31, 2013, was $42.0 million (2012: $45.9 million).

$95 million secured term loan and revolving credit facility
In February 2011, a wholly-owned subsidiary of the Company entered into a $95 million secured term loan and revolving credit facility with a bank, secured against a jack-up drilling rig. The facility bears interest at LIBOR plus a margin and has a term of seven years. The net amount outstanding at December 31, 2013, was $47.5 million (2012: $52.5 million). The available amount under the revolving part of the facility at December 31, 2013 was $20.0 million (2012: $25.0 million).

$75 million secured term loan facility
In March 2011, three wholly-owned subsidiaries of the Company entered into a $75.4 million secured term loan facility with a bank, secured against three newbuilding Supramax drybulk carriers. Two of the vessels were delivered in 2011 and the third in 2012. The facility bears interest at LIBOR plus a margin and has a term of approximately eight years. The Company has provided a limited corporate guarantee for this facility. The net amount outstanding at December 31, 2013, was $62.5 million (2012: $68.4 million).

$171 million secured term loan facility
In May 2011, eight wholly-owned subsidiaries of the Company entered into a $171.0 million secured loan facility with a syndicate of banks. The facility is supported by China Export & Credit Insurance Corporation, or SINOSURE, which provides an insurance policy in favor of the banks for part of the outstanding loan. The facility is secured against the newbuilding container vessel SFL Avon, delivered in 2010, and seven newbuilding Handysize drybulk carriers, of which two were delivered in 2011, four were delivered in 2012, and the final one was delivered in 2013. The facility bears interest at LIBOR plus a margin and has a term of approximately ten years from delivery of each vessel. The net amount outstanding at December 31, 2013, was $146.3 million (2012: $140.3 million).

$55 million secured securities financing agreement
In June 2011, the Company entered into a $55 million securities financing agreement with a bank. The facility may be used to fund up to 50% of the acquisition cost of securities we may acquire from time to time. The facility bears interest at LIBOR plus a margin and will be secured against the relevant securities. The facility had not been utilized as at December 31, 2013. The available amount under this facility at December 31, 2013, was $28.2 million (2012: $18.9 million).

$167 million secured term loan and revolving credit facility
In July 2011,five wholly-owned subsidiaries of the Company entered into a $166.8 million secured term loan and revolving credit facility agreement with a syndicate of banks, to refinance a facility which matured in 2012. The facility bears interest at LIBOR plus a margin, has a term of six years from drawdown, and was secured against five VLCCs. Two of the VLCCs were sold in 2013 and the facility now relates to the three remaining VLCCs. The net amount outstanding at December 31, 2013 was $74.5 million (2012: 130.3 million). The available amount under the revolving part of the facility at December 31, 2013 was $8.0 million (2012: $1.7 million).

$184 million secured term loan facility
In March 2012, four wholly-owned subsidiaries of the Company entered into a $184.0 million secured loan facility with a bank, secured against four newbuilding container vessels. The facility bears interest at LIBOR plus a margin and has a term of approximately 12 years from delivery of each vessel. The facility is for both pre- and post-delivery financing. The net amount outstanding at December 31, 2013, was $64.4 million (2012: $36.8 million), relating to pre-delivery financing of installments paid to the yard. In December 2013, the contract for one of the newbuilding container vessels was cancelled and the outstanding loan of $18.4 million relating to this vessel was prepaid in January 2014. The undrawn commitment at December 31, 2013, relating to future yard installments on the three remaining newbuilding vessels was $92.0 million (2012: $147.2 million, relating to four newbuilding vessels) - see also Note 27 "Subsequent events".

$53 million secured term loan facility
In November 2012, two wholly-owned subsidiaries of the Company entered into a $53.2 million secured term loan facility with a bank, secured against two car carriers. The facility bears interest at LIBOR plus a margin and has a term of approximately five years. The net amount outstanding at December 31, 2013 was $48.8 million (2012: $53.2 million).

$70 million secured term loan facility
In June 2013, the Company entered into a $70.0 million secured term loan facility with a syndicate of banks in order to partly finance the pre-delivery costs of the harsh-environment jack-up drilling rig West Linus, secured against the newbuilding contract for the rig. The rig was delivered in February 2014 to SFL Linus, a wholly-owned subsidiary of the Company accounted for using the equity method. Upon delivery, this loan was repaid in full and SFL Linus drew down against a $475 million secured term loan facility established to partly finance its acquisition of the rig - see Note 16 "Investment in Associated Companies". This $70.0 million facility bears interest at LIBOR plus a margin and has a term of approximately nine months.
The net amount outstanding at December 31, 2013 was $70.0 million (2012: $nil).

The aggregate book value of assets pledged as security against borrowings at December 31, 2013, was $1,994 million (2012: $2,240 million).

Agreements related to long-term debt provide limitations on the amount of total borrowings and secured debt, and acceleration of payment under certain circumstances, including failure to satisfy certain financial covenants. As of December 31, 2013, the Company is in compliance with all of the covenants under its long-term debt facilities. The $149 million secured term loan facility entered into in August 2007 contains certain financial covenants on Deep Sea Supply BTG B.V. and the $77 million secured term loan facility entered into in January 2008 contains certain financial covenants on Deep Sea Supply Plc. and Deep Sea Supply BTG B.V. As at December 31, 2013, Deep Sea Supply Plc. and Deep Sea Supply BTG B.V. were in compliance with all covenants under the respective loan agreements.